Other payables and accruals (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued payroll	¥ 251,651	¥ 196,693
Accrued expenses	150,835	49,304
Advances from customers	1,182,840	786,078
Other payables	488,428	195,632
Other tax payables	296,336	281,220
Deferred revenue	81,629	37,956
Interest payable	96,502	50,210
Other Payables And Accruals Current	¥ 2,548,221	¥ 1,597,093